Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The “Compensation Actually Paid” values shown in the new, required table below do not reflect the compensation actually paid to the CEO or the NEOs. As such, the Compensation Committee did not consider the information provided in the table in structuring or determining compensation for our NEOs. For a complete discussion of the company’s executive compensation program and the Committee’s philosophy and approach, please refer to the CD&A section of this Proxy Statement (beginning on page 44).

The table intends to compare “Pay Versus Performance” and prescribes a method to calculate “Compensation Actually Paid” (CAP). While the table shows SCT compensation and CAP values side by side, they are not comparable.

Together with the salary and annual incentive, the SCT values include the accounting fair value of equity awards granted in the year shown (at the time the grant was made), whereas CAP values include a revaluation of the current grant at year-end, plus the year-over-year change in the fair value of multiple years of historical equity grants. Because CAP includes multiple years of grants, the calculation of CAP each year is heavily impacted by the change in the stock price and therefore, may be higher or lower than the SCT compensation values.

The actual value of an equity award realized by an executive depends on several factors measured over multiple years, including the stock price, the financial performance of the company, the relative TSR performance of the company as compared to a peer group, timing of stock option exercises and other factors.

Year	Summary Compensation Table Total for PEO ($)	(a)	Compensation Actually Paid to PEO ($)	(a)(b)(c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)	(a)(b)(c)	Value of Initial Fixed $100 Investment Based on			Net Earnings ($M)	Annual ROIC	(e)
									GD Total Shareholder Return ($)	S&P 500 Total Shareholder Return ($)	(d)
2022	21,478,167		48,677,670		6,221,750		12,860,550		152	125		3,390	12.6%
2021	23,553,861		42,596,983		6,501,277		11,212,889		125	152		3,257	11.9%
2020	19,328,499		9,128,233		5,293,847		2,884,685		87	118		3,167	11.8%
(a)

For each year represented, Ms. Phebe N. Novakovic was our principal executive officer (PEO), and our non-PEO NEOs were Messrs. Jason W. Aiken, Mark L. Burns, Robert E. Smith and Mark C. Roualet.

(b)

Amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as required by Item 402(v) of Regulation S-K and described in footnote (c) below.

(c)

CAP reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718, Compensation — Stock Compensation. The valuation methodologies and assumptions used to calculate CAP are based on our grant date fair value of these awards as disclosed in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table below.

SCT Total to Compensation Actually Paid Reconciliation for the PEO and non-PEOs:

Calculation(1) of Compensation Actually Paid	Calculation for PEO			Calculation for Average of Non-PEOs
	Year 2020 ($)	Year 2021 ($)	Year 2022 ($)	Year 2020 ($)	Year 2021 ($)	Year 2022 ($)
Summary Compensation Table Total	19,328,499	23,553,861	21,478,167	5,293,847	6,501,277	6,221,750
Less aggregate change in actuarial present value of pension benefits	(381,567)	—	—	(242,276)	—	—
Less grant date fair value of stock and option awards	(14,210,301)	(15,395,836)	(15,091,731)	(3,338,770)	(3,795,780)	(3,973,993)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	10,733,219	20,972,489	19,911,045	2,521,801	5,170,727	5,242,958
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year end or during the fiscal year	(1,703,747)	1,765,099	4,975,264	(364,636)	399,754	1,158,304
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards granted in prior fiscal years	(4,843,424)	11,475,277	17,170,099	(1,032,584)	2,883,961	4,154,201
Add dividends paid on unvested equity awards during the fiscal year	205,554	226,093	234,826	47,303	52,950	57,330
Compensation Actually Paid	9,128,233	42,596,983	48,677,670	2,884,685	11,212,889	12,860,550
(1)

For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

(d)

TSR shown in this table utilizes the S&P 500 Index which we use both as a performance metric in our PSUs and in the stock performance graph required by Item 201(e) of Regulation S-K included in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019 through December 31 of the applicable fiscal year in each of the company’s Common Stock and the S&P 500 Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the S&P 500 Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

(e)

Pursuant to Item 402(v) of Regulation S-K, we determined annual ROIC to be the most important financial performance measure used to link company performance to CAP to our PEO and other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important such measure in future years. See Appendix A for a discussion of this non-GAAP measure.

Company Selected Measure Name					annual ROIC
Named Executive Officers, Footnote [Text Block]					(a) For each year represented, Ms. Phebe N. Novakovic was our principal executive officer (PEO), and our non-PEO NEOs were Messrs. Jason W. Aiken, Mark L. Burns, Robert E. Smith and Mark C. Roualet.
Peer Group Issuers, Footnote [Text Block]
(d)

TSR shown in this table utilizes the S&P 500 Index which we use both as a performance metric in our PSUs and in the stock performance graph required by Item 201(e) of Regulation S-K included in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019 through December 31 of the applicable fiscal year in each of the company’s Common Stock and the S&P 500 Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the S&P 500 Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	[1]	$ 21,478,167	$ 23,553,861	$ 19,328,499
PEO Actually Paid Compensation Amount	[1],[2],[3]	48,677,670	42,596,983	9,128,233
Adjustment To PEO Compensation, Footnote [Text Block]

Calculation for PEO

Calculation for Average of Non-PEOs

Year 2020

($)

Year 2021

($)

Year 2022

($)

Year 2020

($)

Year 2021

($)

Year 2022

($)

Summary Compensation Table Total

19,328,499

23,553,861

21,478,167

5,293,847

6,501,277

6,221,750

Less aggregate change in actuarial present value of pension benefits

(381,567)

—

—

(242,276)

—

—

Less grant date fair value of stock and option awards

(14,210,301)

(15,395,836)

(15,091,731)

(3,338,770)

(3,795,780)

(3,973,993)

Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year

10,733,219

20,972,489

19,911,045

2,521,801

5,170,727

5,242,958

Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year end or during the fiscal year

(1,703,747)

1,765,099

4,975,264

(364,636)

399,754

1,158,304

Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards granted in prior fiscal years

(4,843,424)

11,475,277

17,170,099

(1,032,584)

2,883,961

4,154,201

Add dividends paid on unvested equity awards during the fiscal year

205,554

226,093

234,826

47,303

52,950

57,330

Compensation Actually Paid

9,128,233

42,596,983

48,677,670

2,884,685

11,212,889

					12,860,550
Non-PEO NEO Average Total Compensation Amount	[1]	6,221,750	6,501,277	5,293,847
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 12,860,550	11,212,889	2,884,685
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following charts set forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and the company’s cumulative TSR, S&P 500 Index TSR, net earnings, and ROIC over the three-year period from 2020 through 2022, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
2022 Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the company considers to have been the most important in linking CAP to our PEO and other NEOs in 2022 as set forth in the table above to company performance. The measures in this table are not ranked.

Most Important Performance Measures
Diluted EPS
Free Cash Flow
Operating Margin
Return on Invested Capital
Total Shareholder Return

Total Shareholder Return Amount		$ 152	125	87
Peer Group Total Shareholder Return Amount	[4]	125	152	118
Net Income (Loss)		$ 3,390	$ 3,257	$ 3,167
Company Selected Measure Amount	[5]	12.6	11.9	11.8
PEO Name					Phebe N. Novakovic
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Diluted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Operating Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (381,567)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (15,091,731)	$ (15,395,836)	(14,210,301)
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		19,911,045	20,972,489	10,733,219
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,975,264	1,765,099	(1,703,747)
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		17,170,099	11,475,277	(4,843,424)
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		234,826	226,093	205,554
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(242,276)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,973,993)	(3,795,780)	(3,338,770)
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,242,958	5,170,727	2,521,801
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,158,304	399,754	(364,636)
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,154,201	2,883,961	(1,032,584)
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 57,330	$ 52,950	$ 47,303

[1]	(a) For each year represented, Ms. Phebe N. Novakovic was our principal executive officer (PEO), and our non-PEO NEOs were Messrs. Jason W. Aiken, Mark L. Burns, Robert E. Smith and Mark C. Roualet.
[2]
(b)

Amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as required by Item 402(v) of Regulation S-K and described in footnote (c) below.

[3]
(c)

CAP reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718, Compensation — Stock Compensation. The valuation methodologies and assumptions used to calculate CAP are based on our grant date fair value of these awards as disclosed in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table below.

[4]
(d)

TSR shown in this table utilizes the S&P 500 Index which we use both as a performance metric in our PSUs and in the stock performance graph required by Item 201(e) of Regulation S-K included in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019 through December 31 of the applicable fiscal year in each of the company’s Common Stock and the S&P 500 Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the S&P 500 Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

[5]
(e)

Pursuant to Item 402(v) of Regulation S-K, we determined annual ROIC to be the most important financial performance measure used to link company performance to CAP to our PEO and other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important such measure in future years. See Appendix A for a discussion of this non-GAAP measure.